(22) Subsequent Events (Details) (USD $)	1 Months Ended	3 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 16, 2014	Sep. 30, 2013	Jan. 03, 2014 Related Party - Facility Agreement
Warrants Issued to Board of Directors for Services Rendered - Warrants	5,860
Warrants Issued to Board of Directors for Services Rendered - Exercise Price	$ 19.29
Warrants Issued to Board of Directors for Services Rendered	$ 30,035
Common Shares Issued As Payment Of Series D Dividends	496	496
Issuance of shares of common stock in connection with Series D Preferred stock dividends	9,427	9,427	630,528
Common Stock Issued to Several Directors for Services Rendered	1,173
Shares of Common Stock Issued to Several Directors for Services Rendered	22,500
Common Stock Issued from the cashless exercise of employee options	134
Shares of Common Stock Issued from the cashless exercise of employee options	2,600
Line of Credit Facility, Maximum Borrowing Capacity						25,000,000
Due to Related Parties		2,700,000			60,000	10,000,000
Redeemable Shares of Series D Preferred Stock				261
Cash Value of Redeemable Shares of Series D Preferred Stock				$ 312,008